UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06

Check here if Amendment |_|  ; Amendment Number:
      This Amendment (Check only one.):           |_| is a restatement
                                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Holland Capital Management, LP
Address:  One N. Wacker Drive, Suite 700
          Chicago, IL 60606


Form 13F File Number:  28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Susan Chamberlain
Title: CCO
Phone: 312-553-4844

Signature, Place, and Date of Signing:

    /s/Susan Chamberlain                  Chicago, IL             01/29/07
       [Signature]                       [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

        28-
        [Repeat as necessary.]

                          HOLLAND CAPITAL MANAGEMENT

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/06


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   104

FORM 13F INFORMATION TABLE VALUE TOTAL:   $1,865,097
                                         (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                  cs               00724F101    40129   975900 SH       Sole                                     975900
Advanced Medical Optics        cs               00763M108     1434    40750 SH       Sole                                      40750
Affiliated Computer Services   cs               008190100    27704   567250 SH       Sole                                     567250
AFLAC Incorporated             cs               001055102    17878   388650 SH       Sole                                     388650
Alberto-Culver                 cs               013078100      512    23850 SH       Sole                                      23850
American International Group   cs               026874107    83213  1161225 SH       Sole                                    1161225
AmSurg Corp.                   cs               03232P405      917    39850 SH       Sole                                      39850
Apple                          cs               037833100    35332   416450 SH       Sole                                     416450
Autoliv, Inc.                  cs               052800109     3509    58200 SH       Sole                                      58200
Automatic Data Processing      cs               053015103    35237   715475 SH       Sole                                     715475
Bank of America                cs               060505104    17512   327998 SH       Sole                                     327998
Baxter International           cs               071813109    20628   444675 SH       Sole                                     444675
BJ Services Company            cs               055482103    19691   671600 SH       Sole                                     671600
Boston Scientific              cs               101137107    27214  1584025 SH       Sole                                    1584025
Carnival Corporation           cs               143658300    11158   227475 SH       Sole                                     227475
CDW Corporation                cs               12512N105    52853   751600 SH       Sole                                     751600
Cheesecake Factory             cs               163072101    20214   821700 SH       Sole                                     821700
Chevron Corporation            cs               166764100    21235   288800 SH       Sole                                     288800
Cintas Corporation             cs               172908105      639    16100 SH       Sole                                      16100
Cisco Systems                  cs               17275R102     2098    76775 SH       Sole                                      76775
Citigroup                      cs               172967101    34501   619401 SH       Sole                                     619401
Citrix Systems                 cs               177376100    55803  2062950 SH       Sole                                    2062950
Cognos, Inc.                   cs               19244C109    25362   597325 SH       Sole                                     597325
Comcast Corporation            cs               20030N101    21690   512400 SH       Sole                                     512400
Commerce Bancorp               cs               200519106     1404    39800 SH       Sole                                      39800
Copart, Inc.                   cs               217204106     2256    75200 SH       Sole                                      75200
Countrywide Financial          cs               222372104    36328   855777 SH       Sole                                     855777
CVS Corporation                cs               126650100    24825   803150 SH       Sole                                     803150
Electronic Arts                cs               285512109      635    12600 SH       Sole                                      12600
Eli Lilly                      cs               532457108    41365   793950 SH       Sole                                     793950
eResearchTechnology            cs               29481V108      949   141000 SH       Sole                                     141000
Exxon Mobil                    cs               30231G102    38256   499226 SH       Sole                                     499226
FactSet Research Systems       cs               303075105      878    15550 SH       Sole                                      15550
Fair Isaac                     cs               303250104     1323    32550 SH       Sole                                      32550
Fannie Mae                     cs               313586109    30766   518025 SH       Sole                                     518025
FedEx                          cs               31428X106    21841   201075 SH       Sole                                     201075
First Marblehead               cs               320771108     2230    40800 SH       Sole                                      40800
Fiserv, Inc.                   cs               337738108     1596    30450 SH       Sole                                      30450
G&K Services                   cs               361268105     1338    34400 SH       Sole                                      34400
General Electric               cs               369604103    48688  1308475 SH       Sole                                    1308475
Gentex Corporation             cs               371901109     1442    92650 SH       Sole                                      92650
Genzyme Corporation            cs               372917104    19840   322175 SH       Sole                                     322175
H&R Block                      cs               093671105    24956  1083175 SH       Sole                                    1083175
Halliburton Company            cs               406216101    15454   497700 SH       Sole                                     497700
IMS Health                     cs               449934108    30232  1100150 SH       Sole                                    1100150
Intel                          cs               458140100    32377  1598850 SH       Sole                                    1598850
International Business Machine cs               459200101    22476   231350 SH       Sole                                     231350
International Speedway         cs               460335201     1036    20300 SH       Sole                                      20300
Invitrogen Corp.               cs               46185R100    16347   288875 SH       Sole                                     288875
Jackson Hewitt Tax Service     cs               468202106     1483    43650 SH       Sole                                      43650
Jacobs Engineering Group       cs               469814107     2760    33850 SH       Sole                                      33850
Johnson & Johnson              cs               478160104    33304   504450 SH       Sole                                     504450
Keystone Automotive Industries cs               49338N109     1219    35850 SH       Sole                                      35850
Kinder Morgan                  cs               49455P101    27289   258050 SH       Sole                                     258050
Kinetic Concepts               cs               49460W208     1242    31400 SH       Sole                                      31400
Kohl's Corporation             cs               500255104    37773   552000 SH       Sole                                     552000
Laboratory Corporation of Amer cs               50540R409    26392   359225 SH       Sole                                     359225
Lincare Holdings               cs               532791100     2488    62450 SH       Sole                                      62450
Linear Technology              cs               535678106    25583   843750 SH       Sole                                     843750
Manitowoc Company              cs               563571108     2701    45450 SH       Sole                                      45450
MBIA Inc.                      cs               55262C100     2155    29500 SH       Sole                                      29500
Medtronic                      cs               585055106    18191   339950 SH       Sole                                     339950
MGIC Investment                cs               552848103     1907    30500 SH       Sole                                      30500
Microsoft                      cs               594918104    77718  2602744 SH       Sole                                    2602744
Motorola                       cs               620076109    32705  1590725 SH       Sole                                    1590725
Noble Corporation              cs               G65422100    21674   284625 SH       Sole                                     284625
Northern Trust                 cs               665859104     1608    26500 SH       Sole                                      26500
Novartis AG                    cs               66987V109    28359   493710 SH       Sole                                     493710
Occidental Petroleum           cs               674599105    18917   387400 SH       Sole                                     387400
Omnicom Group                  cs               681919106    30055   287500 SH       Sole                                     287500
optionsXpress Holdings Inc.    cs               684010101     1499    66050 SH       Sole                                      66050
Paychex                        cs               704326107     2615    66125 SH       Sole                                      66125
Pediatrix Medical Group        cs               705324101     1391    28450 SH       Sole                                      28450
PepsiCo                        cs               713448108    43871   701375 SH       Sole                                     701375
Polo Ralph Lauren              cs               731572103     3355    43200 SH       Sole                                      43200
Portfolio Recovery Associates  cs               73640q105     1945    41650 SH       Sole                                      41650
Questar Corporation            cs               748356102    22523   271200 SH       Sole                                     271200
Radian Group                   cs               750236101     1043    19350 SH       Sole                                      19350
Range Resources                cs               75281A109     1156    42100 SH       Sole                                      42100
Saks Incorporated              cs               79377W108     1274    71500 SH       Sole                                      71500
Schering-Plough                cs               806605101    53899  2280000 SH       Sole                                    2280000
SLM Corporation                cs               78442P106    29430   603450 SH       Sole                                     603450
Sprint Nextel Corporation      cs               852061100    20806  1101430 SH       Sole                                    1101430
St. Mary Land & Exploration Co cs               792228108     1997    54200 SH       Sole                                      54200
Symantec Corporation           cs               871503108    38080  1826400 SH       Sole                                    1826400
TD Ameritrade                  cs               87236Y108    29738  1837925 SH       Sole                                    1837925
Teva Pharmaceutical ADR        cs               881624209    20752   667690 SH       Sole                                     667690
Thermo Fisher Scientific, Inc. cs               883556102     1676    37000 SH       Sole                                      37000
Tiffany & Co.                  cs               886547108     1283    32700 SH       Sole                                      32700
Time Warner                    cs               887317105    20681   949550 SH       Sole                                     949550
Total Systems Services         cs               891906109     1566    59350 SH       Sole                                      59350
Trident Microsystems, Inc.     cs               895919108     1590    87450 SH       Sole                                      87450
UCBH Holdings                  cs               90262T308     1888   107525 SH       Sole                                     107525
Valspar Corporation            cs               920355104     1247    45100 SH       Sole                                      45100
VCA Antech                     cs               918194101     1405    43650 SH       Sole                                      43650
Viacom                         cs               92553P201    12803   312035 SH       Sole                                     312035
Wal-Mart Stores                cs               931142103    22513   487500 SH       Sole                                     487500
Walgreen                       cs               931422109    34634   754725 SH       Sole                                     754725
Waters Corporation             cs               941848103     2306    47100 SH       Sole                                      47100
Weight Watchers International  cs               948626106    20018   381075 SH       Sole                                     381075
Westwood One                   cs               961815107      386    54650 SH       Sole                                      54650
Willis Group Holdings Limited  cs               G96655108     1344    33850 SH       Sole                                      33850
XTO Energy                     cs               98385X106    55580  1181287 SH       Sole                                    1181287
Zebra Technologies             cs               989207105    17982   516871 SH       Sole                                     516871